Events After Reporting Period - Additional Information (Detail) - Major business combination [member] - SG Safety Corporation [member] ₩ in Millions	Apr. 09, 2018 KRW (₩)
Disclosure of non-adjusting events after reporting period [line items]
Consideration	₩ 28,000
Acquisition date	May 31, 2018